Fair Value Measurements - Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	¥ 1,743
Extendible money market certificate	57,494
Debt Security Investment	2,000
Total asset measured at fair value	61,237
Quoted Price in Active Market for Identical Assets (Level 1) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	0
Extendible money market certificate	57,494
Debt Security Investment	0
Total asset measured at fair value	57,494
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	1,743
Extendible money market certificate	0
Debt Security Investment	0
Total asset measured at fair value	1,743
Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	0
Extendible money market certificate	0
Debt Security Investment	2,000
Total asset measured at fair value	¥ 2,000